Income tax - Summary of analysis of other comprehensive income by item (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Comprehensive Income, Exchange Differences On Translation [Abstract]
Other comprehensive income, before tax, exchange differences on translation of foreign operations	R$ 147,671	R$ (41,160)	R$ (19,645)
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	0	0	0
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	147,671	(41,160)	(19,645)
Other Comprehensive Income, Gains (Losses) On Net Investment Hedge [Abstract]
Other comprehensive income, before tax, hedges of net investments in foreign operations	(136,598)	41,477	26,154
Income tax relating to hedges of net investments in foreign operations included in other comprehensive income	0	(6,874)	(8,902)
Other comprehensive income, net of tax, hedges of net investments in foreign operations	(136,598)	34,603	17,252
Other Comprehensive Income, Changes In The Fair Value Of Financial Assets At Fair Value [Abstract]
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	(1,894,661)	905,670	356,078
Income tax relating to financial assets measured at fair value through other comprehensive income included in other comprehensive income	728,007	(349,289)	(137,972)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(1,166,654)	556,381	218,106
Balance
Total other comprehensive income, before tax	(1,883,588)	905,987	362,587
Income tax relating to components of other comprehensive income	728,007	(356,163)	(146,874)
Total other comprehensive income	R$ (1,155,581)	R$ 549,824	R$ 215,713